Investment Income (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investment Income

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest income
Financial assets at amortized cost	194,771	304,627	479,043
Financial assets purchased under reverse repurchase agreements	—	29,328	83,763

	194,771	333,955	562,806

Realized gains
Financial assets at fair value through profit or loss	1,116,431	1,163,988	991,437
Financial assets at amortized cost	—	—	80,866

	1,116,431	1,163,988	1,072,303

Net change in unrealized gains/(losses)
Financial assets at fair value through profit or loss (Note 17(b))	(732,125)	(558,044)	(483,356)

	579,077	939,899	1,151,753